Income Taxes - Additional Information (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income tax expense (benefit)	$ 188,000	$ (46,000)	$ (102,000)	$ 240,000	$ (180,000)
Net deferred tax asset	$ 850,000		800,000	326,000
Income tax examination penalties and interest expense			$ 0	$ 0	$ 0
Minimum [Member]
Net operating losses expiration year			2036
Maximum [Member]
Net operating losses expiration year			2038